Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net Income from interest	$ 76,632,220	$ 47,417,373	$ 69,872,546
Net fee Income	36,557,559	38,233,236	44,756,332
Net Income from Financial Instruments measured at fair value through Profit or Loss	69,331,902	99,151,496	36,341,509
Income from Derecognition of Assets Measured at Amortized Cost	(3,129)	298,801	464,175
Exchange rate differences on gold and foreign currency	7,047,447	11,831,452	7,910,257
Other Operating Income	22,322,631	28,769,432	21,862,980
Income from Insurance Business	5,501,807	5,000,869	6,009,167
Loan and other Receivables Loss Provisions	(34,679,749)	(30,227,668)	(34,136,247)
Personnel Expenses	(31,825,101)	(33,284,961)	(35,657,786)
Administrative Expenses	(31,371,622)	(33,105,199)	(33,674,305)
Depreciation and Impairment of Assets	(8,284,286)	(6,894,944)	(3,459,704)
Other Operating Expenses	(30,763,761)	(35,082,818)	(35,391,431)
Loss on net monetary position	(36,963,213)	(41,928,902)	(37,830,439)
Operating Income	43,502,705	50,178,167	7,067,054
Share of profit from Associates and Joint Ventures	(125,053)
Income before Taxes from Continuing Operations	43,377,652	50,178,167	7,067,054
Income Tax from Continuing Operations	(17,844,872)	(17,750,682)	(14,476,788)
Net Income / (Loss) from Continuing Operations	25,532,780	32,427,485	(7,409,734)
Loss from Discontinued Operations			(544,003)
Income Tax from Discontinued Operations			(66,336)
Net Income / (Loss) for the Year	25,532,780	32,427,485	(8,020,073)
Other Comprehensive Income (Loss)	(209,310)	548,198	(183,218)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	24,982,363	32,824,575	(7,441,632)
Net Income for the Year Attributable to Non-controlling Interests	341,107	151,108	(761,659)
Operating segments [member] | Banks [member]
Disclosure of operating segments [line items]
Net Income from interest	58,831,043	32,442,139	49,448,811
Net fee Income	20,979,744	21,760,110	26,131,171
Net Income from Financial Instruments measured at fair value through Profit or Loss	65,986,310	95,152,485	33,481,710
Income from Derecognition of Assets Measured at Amortized Cost	(3,129)	298,801	464,175
Exchange rate differences on gold and foreign currency	6,024,766	11,298,851	7,726,274
Other Operating Income	17,172,602	23,726,714	14,553,653
Loan and other Receivables Loss Provisions	(29,971,572)	(22,228,541)	(22,770,955)
Personnel Expenses	(22,089,728)	(24,303,615)	(24,154,702)
Administrative Expenses	(21,429,312)	(23,885,413)	(21,900,686)
Depreciation and Impairment of Assets	(6,116,752)	(5,021,671)	(2,134,670)
Other Operating Expenses	(23,844,607)	(28,555,476)	(26,853,098)
Loss on net monetary position	(30,367,677)	(33,702,521)	(27,237,770)
Operating Income	35,171,688	46,981,863	6,753,913
Share of profit from Associates and Joint Ventures	33,214	78,244	39,842
Income before Taxes from Continuing Operations	35,204,902	47,060,107	6,793,755
Income Tax from Continuing Operations	(14,276,569)	(16,723,744)	(10,491,620)
Net Income / (Loss) from Continuing Operations	20,928,333	30,336,363	(3,697,865)
Loss from Discontinued Operations			(526,463)
Income Tax from Discontinued Operations			(63,469)
Net Income / (Loss) for the Year	20,928,333	30,336,363	(4,287,797)
Other Comprehensive Income (Loss)	(206,818)	562,786	(161,113)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	20,721,515	30,899,149	(4,448,910)
Operating segments [member] | Ecosistema Naranja X [member]
Disclosure of operating segments [line items]
Net Income from interest	16,840,974	13,268,259	19,221,483
Net fee Income	16,669,667	17,674,484	18,702,137
Net Income from Financial Instruments measured at fair value through Profit or Loss	1,989,036	3,505,253	1,853,832
Exchange rate differences on gold and foreign currency	370,320	165,900	(106,375)
Other Operating Income	3,474,652	4,921,986	7,711,474
Loan and other Receivables Loss Provisions	(4,724,863)	(8,088,703)	(11,202,106)
Personnel Expenses	(8,079,947)	(7,543,907)	(10,034,170)
Administrative Expenses	(8,678,399)	(8,247,798)	(10,377,775)
Depreciation and Impairment of Assets	(1,868,167)	(1,558,316)	(1,117,648)
Other Operating Expenses	(6,669,879)	(6,378,283)	(8,386,926)
Loss on net monetary position	(4,918,855)	(6,306,209)	(8,051,841)
Operating Income	4,404,539	1,412,666	(1,787,915)
Income before Taxes from Continuing Operations	4,404,539	1,412,666	(1,787,915)
Income Tax from Continuing Operations	(2,245,164)	(523,435)	(2,693,213)
Net Income / (Loss) from Continuing Operations	2,159,375	889,231	(4,481,128)
Net Income / (Loss) for the Year	2,159,375	889,231	(4,481,128)
Other Comprehensive Income (Loss)	210
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	2,160,262	888,870	(4,480,349)
Net Income for the Year Attributable to Non-controlling Interests	(677)	361	(779)
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Net Income from interest	726,890	1,144,609	886,426
Net Income from Financial Instruments measured at fair value through Profit or Loss	77,616	97,496	45,655
Exchange rate differences on gold and foreign currency	(27,351)	(3,767)	8,668
Other Operating Income	504,655	538,849	343,021
Income from Insurance Business	3,496,191	2,611,331	3,376,653
Loan and other Receivables Loss Provisions	16,686	89,576	(163,186)
Personnel Expenses	(1,217,560)	(1,109,048)	(1,203,784)
Administrative Expenses	(656,618)	(711,576)	(855,854)
Depreciation and Impairment of Assets	(270,398)	(291,429)	(191,572)
Other Operating Expenses	(4,357)	(501)	(842)
Loss on net monetary position	(815,279)	(1,035,951)	(1,173,907)
Operating Income	1,830,475	1,329,589	1,071,278
Income before Taxes from Continuing Operations	1,830,475	1,329,589	1,071,278
Income Tax from Continuing Operations	(512,214)	(466,721)	(648,744)
Net Income / (Loss) from Continuing Operations	1,318,261	862,868	422,534
Net Income / (Loss) for the Year	1,318,261	862,868	422,534
Other Comprehensive Income (Loss)	(2,861)	(14,588)	(22,105)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	1,315,400	848,280	400,429
Operating segments [member] | Other businesses [member]
Disclosure of operating segments [line items]
Net Income from interest	6,846	72,097	257,238
Net fee Income	(6,111)	494	(4,995)
Net Income from Financial Instruments measured at fair value through Profit or Loss	1,279,844	396,262	960,312
Exchange rate differences on gold and foreign currency	679,712	370,468	281,690
Other Operating Income	2,364,197	1,158,077	1,937,686
Personnel Expenses	(437,866)	(328,391)	(265,130)
Administrative Expenses	(728,295)	(434,955)	(604,877)
Depreciation and Impairment of Assets	(28,969)	(23,528)	(15,814)
Other Operating Expenses	(259,377)	(157,840)	(150,565)
Loss on net monetary position	(861,402)	(884,221)	(1,366,921)
Operating Income	2,008,579	168,463	1,028,624
Income before Taxes from Continuing Operations	2,008,579	168,463	1,028,624
Income Tax from Continuing Operations	(810,925)	(36,782)	(643,211)
Net Income / (Loss) from Continuing Operations	1,197,654	131,681	385,413
Loss from Discontinued Operations			(17,540)
Income Tax from Discontinued Operations			(2,867)
Net Income / (Loss) for the Year	1,197,654	131,681	365,006
Other Comprehensive Income (Loss)	159
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	1,197,813	131,681	365,006
Adjustments [member]
Disclosure of operating segments [line items]
Net Income from interest	226,467	490,269	58,588
Net fee Income	(1,085,741)	(1,201,852)	(71,981)
Net Income from Financial Instruments measured at fair value through Profit or Loss	(904)
Other Operating Income	(1,193,475)	(1,576,194)	(2,682,854)
Income from Insurance Business	2,005,616	2,389,538	2,632,514
Administrative Expenses	121,002	174,543	64,887
Other Operating Expenses	14,459	9,282
Operating Income	87,424	285,586	1,154
Share of profit from Associates and Joint Ventures	(158,267)	(78,244)	(39,842)
Income before Taxes from Continuing Operations	(70,843)	207,342	(38,688)
Income Tax from Continuing Operations		0
Net Income / (Loss) from Continuing Operations	(70,843)	207,342	(38,688)
Net Income / (Loss) for the Year	(70,843)	207,342	(38,688)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	(412,627)	56,595	722,192
Net Income for the Year Attributable to Non-controlling Interests	$ 341,784	$ 150,747	$ (760,880)